Goodwill (Changes In Carrying Amount Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012		Jun. 29, 2011
Goodwill [Line Items]
Goodwill, Beginning balance	$ 186,923		$ 186,923
Accumulated impairment losses, Beginning balance	(62,834)	[1]	(62,834)	[1]
Goodwill, Net, Beginning balance	124,089		124,089
Additions	1,515	[2]	0	[2]
Goodwill, Ending balance	188,438		186,923
Accumulated impairment losses, Ending balance	(62,834)		(62,834)	[1]
Goodwill, Net, Ending balance	$ 125,604		$ 124,089

[1]	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
[2]	Additions reflect goodwill acquired as a result of the purchase of restaurants from a franchisee.